Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes
Income (loss) before provision for income taxes consisted of the following:

	Year Ended December 31,
(in thousands)	2023	2022
Domestic	$300	$2,221
Foreign	(423)	(509)

Income before provision for income taxes	$(123)	$1,712

Schedule of Income Tax Provision
The income tax provision consisted of the following:

	Year Ended December 31,
(in thousands)	2023	2022
Current income tax provision (benefit):
Federal	$1,739	$749
State and Local	205	377
Foreign	17	5

Total current expense (benefit):	1,961	1,131
Deferred income tax provision (benefit):
Federal	711	(714)
State and Local	10	(29)
Foreign	—	—

Total deferred expense (benefit):	721	(743)

Total income tax provision (benefit)	$2,682	$388

Schedule of Reconciliation of the Federal Income Tax Rate to the Company Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Statutory federal income tax rate	(55)	359
State taxes, net of federal benefit	179	311
Nontaxable partnership income	2,524	(707)
Return to provision	(17)	—
Foreign rate differential	(36)	(46)
Change in valuation allowance	87	471

	2,682	388

Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets (liabilities) were as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Deferred tax assets:
Outside basis difference in partnership	$23,974	$1,173
Net operating loss carryforwards	528	164
Intangibles	910	978

Total deferred tax assets	$25,412	$2,315

Valuation allowance	(528)	(477)

Deferred tax assets, net of allowance	$24,884	$1,838